Segment Reporting - Geographical (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Geographical
Revenue	$ 1,020.2	$ 844.1
Royalty, stream and working interests	4,632.1	4,797.8
Deferred income tax assets (note 16)	238.4	183.2
Oil and gas well equipment	5.0	9.3
Peru
Geographical
Revenue	175.5	145.3
Royalty, stream and working interests	766.3	825.5
Chile
Geographical
Revenue	106.8	103.1
Royalty, stream and working interests	485.0	504.2
Panama
Geographical
Revenue	135.4	64.7
Royalty, stream and working interests	1,318.5	1,348.4
Other
Geographical
Revenue	84.4	56.1
Royalty, stream and working interests	154.4	48.1
United States
Geographical
Revenue	178.6	166.6
Royalty, stream and working interests	1,216.8	1,300.2
Canada
Geographical
Revenue	196.9	166.2
Royalty, stream and working interests	458.2	504.9
Rest of World
Geographical
Revenue	142.6	142.1
Royalty, stream and working interests	$ 232.9	$ 266.5